RIGHT-OF-USE ASSETS AND LEASE LIABILITY	12 Months Ended
Nov. 30, 2021
Right Of Use Assets And Lease Liability [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITY [Text Block]

16.   RIGHT-OF-USE ASSETS AND LEASE LIABILITY

Right-of-use Assets

The following is the continuity of the cost and accumulated depreciation of right-of-use assets, for the year ended November 30, 2021 and for the year ended November 30, 2020:

Opening balance, December 1, 2019	$-
Recognition upon adoption of IFRS 16	152,864
Amortization expense	(38,216)
Balance, November 30, 2020	114,648
Amortization expense	(35,654)
Cumulative translation adjustment	(6,260)
Balance, November 30, 2021	$72,734

During the year ended November 30, 2020, the Company recognized right-of-use assets and corresponding lease liabilities upon the adoption of IFRS 16 related to its Massachusetts premises under lease (Note 15). The right-of-use assets are depreciated on a straight-line basis over the terms of the underlying lease agreements.

Lease liability

The following is the continuity of lease liability, for the years ended November 30, 2021 and 2020:

Opening balance, December 1, 2019	$-
Recognition upon adoption of IFRS 16	152,864
Lease payments	(48,473)
Interest on lease liability	20,449
Balance, November 30, 2020	$124,840
Lease payments	(48,175)
Interest on lease liability	14,760
Cumulative translation adjustment	(5,079)
Balance, November 30, 2021	$86,346
Current Portion	$39,221
Long-term portion	$47,125

As at November 30, 2021, the minimum lease payments for the lease liabilities are as follows:

Year ending:
2022	$48,943
2023	50,403
99,346
Less: Interest expense on ease liabilities	(13,000)

Total present value of minimum lease payments	$86,346